Provisions - Employee obligations - North America - Provisions- (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) age plan	Dec. 31, 2016 USD ($) age
Post Retirement Plans [Member]
Estimated Future Benefit Payments [Abstract]
Percentage of reasonably possible increase in actuarial assumption		1.00%	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption		$ 1,862	$ 1,857
Percentage of reasonably possible decrease in actuarial assumption		1.00%	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption		$ (1,451)	$ (1,442)
North America
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation		71,820	65,998
Fair value of plan assets		(52,152)	(46,570)
Provision for pensions		19,668	19,428
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discretionary contributions to the defined benefit pension and postretirement plans	$ 1,119
North America | Foreign defined benefit plans [member]
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation		62,983	58,616
North America | Post Retirement Plans [Member]
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation		8,837	7,382
USA | Foreign defined benefit plans [member]
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation		38,195	36,762
Fair value of plan assets		(32,869)	(29,711)
Provision for pensions		$ 5,326	$ 7,051
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate		3.50%
Retirement age | age		65	65
CANADA | Foreign defined benefit plans [member]
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation		$ 24,788	$ 21,854
Fair value of plan assets		(19,283)	(16,859)
Provision for pensions		$ 5,505	$ 4,995
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate		3.60%	3.95%
Retirement age | age		62	65
CANADA | Post Retirement Plans [Member]
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation		$ 8,837	$ 7,382
Provision for pensions		$ 8,837	$ 7,382
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate		3.65%	4.05%
Retirement age | age		62	55
Minimum | USA | Foreign defined benefit plans [member]
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate		3.50%	3.75%
Minimum | CANADA | Foreign defined benefit plans [member]
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase		2.75%	2.75%
Maximum | USA | Foreign defined benefit plans [member]
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate			4.00%
Maximum | CANADA | Foreign defined benefit plans [member]
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase			3.00%
Not later than one year | Actuarial assumption of medical cost trend rates [member]
Estimated Future Benefit Payments [Abstract]
Health care cost trend rate		5.80%
Not later than one year | North America | Foreign defined benefit plans [member]
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments		$ 3,222
Not later than one year | North America | Post Retirement Plans [Member]
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments		230
Later than one year and not later than two years | North America | Foreign defined benefit plans [member]
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments		3,300
Later than one year and not later than two years | North America | Post Retirement Plans [Member]
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments		233
Later than two years and not later than three years | North America | Foreign defined benefit plans [member]
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments		3,338
Later than two years and not later than three years | North America | Post Retirement Plans [Member]
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments		232
Later than three years and not later than four years | North America | Foreign defined benefit plans [member]
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments		3,373
Later than three years and not later than four years | North America | Post Retirement Plans [Member]
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments		240
Later than four years and not later than five years | North America | Foreign defined benefit plans [member]
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments		3,373
Later than four years and not later than five years | North America | Post Retirement Plans [Member]
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments		240
Later than five years and not later than ten years [member] | North America | Foreign defined benefit plans [member]
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments		17,689
Later than five years and not later than ten years [member] | North America | Post Retirement Plans [Member]
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments		$ 1,533
Later Than Sixteen Years And Not Later Than Seventeen Years [Member] | Actuarial assumption of medical cost trend rates [member]
Estimated Future Benefit Payments [Abstract]
Health care cost trend rate		4.20%
Globe Metallurgical Inc [Member] | North America | Non Contributory Plans [Member]
Disclosure of defined benefit plans [line items]
Number of defined benefit plans sponsored | plan		3